Seasonality	6 Months Ended
Jun. 30, 2025
Seasonality [Abstract]
Seasonality

Note 3 - Seasonality

Solar power production has a seasonal cycle due to its dependency on the direct and indirect sunlight and the effect the amount of sunlight has on the output of energy produced. Thus, low radiation levels during the winter months decrease power production.